Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Property, plant and equipment
Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Engineering segment backlog
	2021	2020
	US$’000	US$’000

Engineering segment	5,400	11,581

Impact of the restatement equity
December 31, 2021
	As Previously Reported	As Restated
	US$’000	US$’000

Ordinary share	5,322,459 no par value shares issued as of December 31, 2021 (2020: 3,260,559)	7,899,832 no par value shares issued as of December 31, 2021 and 2020

Impact of the restatement income loss of opration
	December 31
	As Previously Reported		As Restated
	US$’000		US$’000

Operating income / (loss)
2021		781		771
2020		(1,701)		(272)
2019		(440)		(445)

Net income / (loss) per ordinary share attributable to Euro Tech Holdings Company Limited’s shareholders
- Basic
2021	$	US0.19	$	US0.13
2020	$	US0.25	$	US0.10
2019	$	US(0.06)	$	US(0.02)

- Diluted
2021	$	US0.19	$	US0.13
2020	$	US0.25	$	US0.10
2019	$	US(0.06)	$	US(0.02)

Weighted average number of ordinary shares outstanding
- Basic
2021		5,154,759		7,732,132
2020		3,092,859		7,732,132
2019		2,301,993		7,732,132

- Diluted
2021		5,154,759		7,732,132
2020		3,092,859		7,732,132
2019		2,301,993		7,732,132

Impact of the restatement shareholders equity
	December 31
	As Previously Reported	As Restated
	US$’000	US$’000

Number of ordinary share
Balance at December 31, 2018	2,229,609	7,899,832
Balance at December 31, 2019	3,260,559	7,899,832
Balance at December 31, 2020	3,260,559	7,899,832
Balance at December 31, 2021	5,322,459	7,899,832